Condensed Interim Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the period	$ (10,451,558)	$ (45,171,662)
Adjustment for:
Change in fair value of warrant liability	825,700	(128,900)
Deferred income tax provision	189,689	133,440
Finance costs	375,000	375,000
Finance income	(1,241,505)	(388,002)
Gain on sale of fixed assets	0	(6,078)
Share-based compensation	2,887,812	36,336,555
Cash flows from (used in) operations before changes in working capital	(7,414,862)	(8,849,647)
Change in amounts receivable	86,043	280,823
Change in prepaid expenses	950,023	1,171,506
Change in trade payables and accrued liabilities	(899,718)	(1,451,137)
Net cash used in operating activities	(7,278,514)	(8,848,455)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds of public placement	63,231,700	0
Share issuance costs	(4,357,721)	0
Purchase of shares under ELOC, net of issuance costs		5,999,500
Option exercise	0	40,000
Principal reduction in lease liability	(131,909)	(147,975)
Net cash from financing activities	58,742,070	5,891,525
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(196,044)	(1,244)
Additions to exploration and evaluation assets	(11,619,629)	(7,023,820)
Finance income	1,241,505	388,002
Proceeds from disposition of fixed assets	0	6,078
Net cash used in investing activities	(10,574,168)	(6,630,984)
Effect of exchange rate changes on cash and cash equivalents	(95,432)	63,735
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	40,793,956	(9,524,179)
CASH AND CASH EQUIVALENTS, beginning of period	27,779,666	18,861,029
CASH AND CASH EQUIVALENTS, end of period	68,573,622	9,336,850
SUPPLEMENTAL INFORMATION:
Depreciation of assets capitalized to exploration and evaluation assets	98,313	93,552
Share-based compensation included in exploration and evaluation assets	344,435	4,054,257
Amendment to right of use asset and lease liability	0	40,973
Gain on lease amendment credited to exploration and evaluation assets	(5,501)	0
Lease finance interest capitalized to exploration and evaluation assets	47,458	65,078
Shares issued for ELOC	$ 375,000	$ 375,000